Restructuring and Divestiture Costs	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Restructuring and Divestiture Costs

4. RESTRUCTURING AND DIVESTITURE COSTS

During the year ended December 31, 2015, the Company initiated restructuring and divestiture activities that included: (i) the sale of certain of our aromatics business assets; (ii) the reorganization of our building products segment, comprising workforce and other expense reduction initiatives to drive cost savings; and (iii) changes to our corporate management team.

Discontinued Operations – Aromatics

As discussed in Note 3, the Company expects to incur additional costs with respect to the decommissioning and dismantling of our Plaquemine Phenol Facility. Such costs, some of which may be capitalized, may exceed $20.0 million for which INEOS is obligated to reimburse the Company up to $10.0 million. The Company received $5.0 million of that amount as an advance upon the closing of the sale of the aromatics business. The Company’s receipt of all or any portion of the remaining $5.0 million that INEOS is required to pay and its right to retain the $5.0 million advance payment will depend on the amount of costs incurred by us in the decommissioning of the Plaquemine Phenol Facility.

Chlorovinyls

During the year ended December 31, 2015 and 2014, our chlorovinyls segment incurred divestiture and long-lived asset impairment charges of $0.4 million and $12.5 million, respectively, related to the exit and disposal activities of immaterial product lines in our chlorovinyls segment.

Building Products

In 2015, the building products segment initiated a formal plan of restructuring consisting of various cost savings initiatives, including the reduction of overhead, plant labor, and the consolidation of various plants, primarily in the outdoor building products group to improve utilization and efficiencies (the “2015 Building Products Restructuring Plan”). During the year ended December 31, 2015, our building products segment incurred restructuring and divestiture costs of $9.3 million which consisted of: (i) $4.6 million in severance and plant closure costs related to restructuring and workforce reduction charges; (ii) $2.4 million in long-lived asset impairment charges for outdoor building products; and (iii) $2.3 million in divestiture costs, primarily related to warranty costs that the Company honored for a previously disposed product line.

In 2013, we initiated a formal plan of restructuring in our building products segment consisting of various cost savings initiatives, including the reduction of overhead and plant labor to improve utilization and efficiencies (the “2013 Building Products Restructuring Plan”). During the year ended December 31, 2014, the building products segment incurred: (i) $1.9 million in severance and plant closure costs related to restructuring and workforce reduction charges; (ii) $1.8 million in warranty costs that the Company honored for a previously disposed product line; and (iii) $0.4 million to write-down certain long-lived assets to their estimated fair values associated with the consolidation of certain building product manufacturing facilities.

A synopsis of our charges under both the 2015 Building Products Restructuring Plan and the 2013 Building Products Restructuring Plan are as follows:

Year Ended December 31, 2015

In millions	Severance and Plant Closing Costs	Impairment of Long-Lived Assets	Divestitures	Total
2013 Building Products Restructuring Plan	$0.1	$—	$—	$0.1
2015 Building Products Restructuring Plan	4.5	2.4	2.3	9.2

Total	$4.6	$2.4	$2.3	$9.3

Year Ended December 31, 2014

In millions	Severance and Plant Closing Costs	Impairment of Long-Lived Assets	Divestitures	Total
2013 Building Products Restructuring Plan	$1.9	$0.4	$1.8	$4.1

Total	$1.9	$0.4	$1.8	$4.1

Year Ended December 31, 2013

In millions	Severance and Plant Closing Costs	Impairment of Long-Lived Assets	Divestitures	Total
2013 Building Products Restructuring Plan	$1.0	$1.8	$—	$2.8

Total	$1.0	$1.8	$—	$2.8

Corporate

During the year ended December 31, 2015, the Company incurred $10.4 million in restructuring and divestiture costs that were recorded to Corporate Unallocated. These costs included: (i) restructuring charges totaling $8.9 million comprising $5.5 million primarily related to the separation of certain executives under the terms of the Company’s severance plans and policies, of which we paid $0.5 million during the year ended December 31, 2015. The payments under these separation arrangements are expected to conclude by November 2016. In addition, during the year ended December 31, 2015 the Company incurred $1.5 million in costs associated with the strategic review of our building products segment and related assets.